GOODWILL (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Goodwill	€ 785,182	€ 785,182
Specific medium/ long-term growth rate (percent)	2.00%	2.00%	2.00%
Weighted average cost of capital | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Base WACC (percent)	0.0921	0.081	0.0684